Other current assets (Tables)	12 Months Ended
Mar. 31, 2018
Disclosure Of Other Current Assets [Abstract]
Schedule of other current assets
	March 31, 2018	March 31, 2017
Advances to employees	$313,167	$346,827
Service tax and other tax credit receivable	694,595	184,084
Other receivables	162,438	133,642
Total	$1,170,200	$664,553